ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2022
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

NOTE 3 - ACCOUNTS RECEIVABLE

Accounts receivable as of December 31, 2022 and 2021 consisted of the following:

	As of December 31,
	2022	2021
Accounts receivable	$1,624,809	$1,074,137
Less: allowance for doubtful accounts	—	—
	$1,624,809	$1,074,137

As of December 31, 2022, 2021 and 2020, no allowance for doubtful accounts has been established as management believes that amounts outstanding are fully collectible.  During the year ended December 31, 2022, the Company had written-off uncollectible accounts receivable of $105,204. As the date of this report, the Company’s accounts receivable as of December 31, 2022 have been collected in full.